POST BALANCE SHEET EVENTS (Narrative) (Details) - Events After Reporting Period [Member] - USD ($) $ in Millions	May 14, 2025	Feb. 28, 2025	Feb. 27, 2025
Fourth Amendment To Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount of loan		$ 4.0	$ 4.0
Fifth Amendment To Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount of loan	$ 2.0
Loan maturity	January 2026 to July 27, 2026
Loan, interest rate basis	interest payments for the months of April, May, and June 2025 would be paid-in-kind